UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5034

Salomon Funds Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: September 30, 2004

ITEM 1.         SCHEDULE OF INVESTMENTS

SALOMON FUNDS TRUST

NATIONAL TAX FREE BOND FUND
CALIFORNIA TAX FREE BOND FUND
NEW YORK TAX FREE BOND FUND
MID CAP FUND

FORM N-Q
SEPTEMBER 30, 2004

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

Schedules of Investments (unaudited)	September 30, 2004

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

MUNICIPAL BONDS AND NOTES — 96.9%

Aviation — 2.7%
$60,000	Aaa	Austin, TX, Airport System Revenue, Series A, MBIA-Insured,
		Pre-Refunded — Escrowed to maturity with state and local government securities, 6.500% due 11/15/05	$63,073
750,000	Aaa	Kenton County, KY Airport Board Revenue, 5.625% due 3/1/15	829,448
250,000	Aaa	Miami, Dade County, Fl Aviation Revenue, Series A, FGIC-Insured, 5.550% due 10/1/13	274,810

			1,167,331

Education — 3.9%
65,000	A+	Mississippi Higher Education Student Loan, Sub-Series C, 6.050% due 9/1/07	65,218
250,000	A1	New York State Dormitory Authority Lease Revenue,
		State University Dorm Facilities, Series A, 6.000% due 7/1/14	288,788
1,150,000	Aaa	Northside, TX ISD, Refunding, PSFG, 6.000% due 8/15/16	1,318,809

			1,672,815

Finance — 2.6%
1,000,000	Aaa	Calleguas Las Virgines, CA Public Financing Authority Revenue,
		Refunding, MBIA-Insured, Series B, 5.250% due 7/1/17	1,113,200

General Obligation — 25.8%
1,000,000	Aa1	Boulder, CO Open Space Acquisition, 5.500% due 8/15/17	1,111,820
1,000,000	Aa3	California State Economic Recovery, Series A, 5.000% due 7/1/17	1,066,410
500,000	Aa3	Connecticut State, Series B, 5.500% due 6/15/15	577,860
250,000	Aaa	Cook County, IL Refunding, Series A, MBIA-Insured, 5.625% due 11/15/16	275,155
1,100,000	Aaa	Hidalgo County , TX Certificates of Obligation, FGIC-Insured, 5.500% due 8/15/16	1,237,929
85,000	Aaa	Houston, TX Unrefunded Balance, Public Improvement, FSA-Insured, 5.750% due 3/1/17	96,040
1,500,000	Aaa	Illinois State, First Series, FGIC-Insured, 6.100% due 1/1/20	1,708,200
3,900,000	Aa2	Massachusetts State, Construction Loan, Series A, 6.000% due 2/1/14	4,527,666
500,000	Aaa	Snohomish County, Washington School District No. 2, 5.500% due 12/1/16	563,050

			11,164,130

Healthcare — 6.2%
500,000	BBB+*	Indiana Health Facility Finance Authority, Hospital Revenue, Refunding,
		Hancock Memorial Hospital Health Services, 5.800% due 8/15/06	524,210
		Multnomah County, OR Hospital Facilities Authority Revenue:
1,000,000	Aa3	5.250% due 10/1/16	1,100,370
1,000,000	Aa3	5.250% due 10/1/20	1,068,940

			2,693,520

Housing — 1.1%
90,000	Aaa	Iowa Finance Authority Single Family Revenue, Mortgage Backed Securities Program,
		Series A, FNMA/GNMA-Collateralized, 6.000% due 7/1/13	94,896
250,000	Aa1	Maine State Housing Authority Mortgage Purchase Revenue,
		Series A, 5.950% due 11/15/11	261,727
120,000	Aa2	North Dakota State Housing Finance Agency Revenue, Refunding, Housing Finance Program,
		Home Mortgage, Series A, 6.100% due 7/1/13	123,253

			479,876

Miscellaneous — 4.4%
165,000	Aa2	Missouri State Regional Convention & Sports Complex Authority, Refunding,
		(Convention & Sports Facilities Project A-1), 5.000% due 8/15/05	169,732
1,500,000	Aaa	New Jersey Sports & Exposition Authority Contract, Series A,
		MBIA-Insured, 6.000% due 3/1/15	1,714,920

			1,884,652

See Notes to Schedule of Investments.

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Power — 3.2%
$750,000	Aaa	Energy Northwest WA Electric Revenue, Colombia Generating, Series A, FSA-Insured, 5.500% due 7/1/16	$835,207
500,000	Aaa	Tacoma, WA Electric System Revenue, Refunding, Series A, FSA-Insured, 5.750% due 1/1/16	567,160

			1,402,367

Sales Tax — 4.1%
1,300,000	Aaa	Hamilton County, OH Sales Tax, Sub-Series B, AMBAC-Insured, 5.750% due 12/1/17	1,480,713
265,000	Aa2	New York City, NY Transitional Finance Authority Revenue, Future Tax Secured,
		Unrefunded, Series B, 6.125% due 11/15/14	307,175

			1,787,888

Transportation — 31.7%
1,250,000	Aaa	Chicago, IL O'Hare International Airport Revenue, Series A-2, 5.750% due 1/1/19	1,391,950
1,840,000	Aaa	Florida Ports Financing Community Transportation Revenue, 5.500% due 10/1/10	2,022,583
2,500,000	Aaa	Massachusetts Bay Transportation Authority, General Transportation System, Series A, 5.500% due 3/1/15	2,895,000
2,750,000	Aaa	MTA, NY Transit Revenue, Series A, AMBAC-Insured, 5.500% due 11/15/15	3,131,205
1,500,000	Aaa	Miami, Dade County, FL County Expressway Authority Toll System Revenue, FGIC Insured, 6.000% due 7/1/13	1,738,725
500,000	Aaa	New Jersey Environmental Development Authority Revenue, MBIA Insured Series A, 5.250% due 7/1/16	558,960
1,750,000	A1	New York State Thruway Authority, State Personal Income Tax Revenue, Series A, 5.500% due 3/15/20	1,938,895

			13,677,318

Water & Sewer — 11.2%
500,000	Aaa	California State Department of Water & Residential Power Supply Revenue, Series A,
		MBIA-Insured, 6.000% due 5/1/15	588,540
2,280,000	Aaa	Kansas State, Development Finance Authority Revenue, Public Water Supply,
		Revolving Loan-2, AMBAC-Insured, 5.750% due 4/1/14	2,591,904
280,000	Aaa	Passaic Valley, NJ Sewer Commissioners, Pre-Refunded, Sewer System,
		Series D, AMBAC-Insured, 5.750% due 12/1/07	310,856
1,165,000	Aaa	Pueblo, CO Board of Waterworks Revenue, Improvement, Series A,
		FSA-Insured, 6.000% due 11/1/15	1,348,569

			4,839,869

		TOTAL MUNICIPAL BONDS & NOTES
		(Cost — $39,039,013)	41,882,966

VARIABLE RATE DEMAND NOTE (b) — 1.2%
Healthcare — 1.2%
500,000	VMIG 1	Idaho Health Facilities Authority Revenue, 1.720% due 5/1/22 (Cost — $500,000)	500,000

		TOTAL INVESTMENTS — 98.1% (Cost — $39,539,013*)	42,382,966
		Other Assets in Excess of Liabilities — 1.9%	818,452

		TOTAL NET ASSETS — 100.0%	$43,201,418

(a)	All ratings are by Moody's Investors Service, except for those which are identified by an asterisk (*), are rated by Standard & Poor's Ratings Service and those identified by a dagger (+), which are rated by Fitch Ratings.
(b)	Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than seven days notice.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See page 3 for Summary of Investments by State.

See pages 14 and 15 for definitions of ratings and certain abbreviations.

See Notes to Schedule of Investments.

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

Summary of Investments by State* (unaudited) (continued)	September 30, 2004

Massachusetts	17.5%
New York	13.4
Florida	9.5
Illinois	8.0
California	6.5
Texas	6.4
Kansas	6.1
New Jersery	6.1
Colorado	5.8
Oregon	5.1
Washington	4.6
Ohio	3.5
Kentucky	2.0
Connecticut	1.4
Idaho	1.2
Indiana	1.2
Maine	0.6
Missouri	0.4
North Dakota	0.3
Iowa	0.2
Mississippi	0.2

100.0%

*      As a percentage of long term investments. Please note that Fund holdings are as of September 30, 2004 and are subject to change.

SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

MUNICIPAL BONDS & NOTES — 95.4%
General Obligation — 24.6%
$1,000,000	Aaa	Glendale, CA Unified School District, Series C, FSA-Insured, 5.750% due 9/1/13	$1,140,560
250,000	Aaa	Placer, CA Union High School District, Series A, FGIC-Insured, 6.000% due 8/1/14	287,475
575,000	Aaa	Pomona, CA Unified School District, Refunding, Series A, MBIA-Insured, 6.500% due 8/1/19	684,296
625,000	Aaa	San Bernardino, CA City University School District, Series A, FGIC-Insured, 5.625% due 8/1/15	710,475

			2,822,806

Housing — 11.0%		California Housing Finance Agency:
1,000,000	Aaa	Revenue, MFH III, Series A, 5.850% due 8/1/17	1,046,740
215,000	Aa3	SFM Purchase, AMT, Series A-2, Class III, 4.800% due 8/1/12	221,637

			1,268,377

Miscellaneous — 2.5%
250,000	Aa3	Sacramento County, CA Sanitation District Finance Authority Revenue,
		Series A, 6.000% due 12/1/14	286,945

Transportation — 25.1%
2,000,000	Aaa	Intermodal Container Transfer Facility, Joint Powers Authority Revenue,
		Series A, Refunding, 5.750% due 11/1/14	2,366,100
500,000	Aaa	Long Beach, CA Highway and Bridge Revenue, AMT, Series B, Refunding, MBIA-Insured,
		4.000% due 5/15/07	520,380

			2,886,480

Water & Sewer — 32.2%
1,000,000	Aaa	Fresno, CA Sewer Revenue, Series A-1, AMBAC-Insured, 6.250% due 9/1/14	1,212,610
1,500,000	Aaa	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, MBIA-Insured, 6.250% due 7/1/13	1,832,190
560,000	Aa3	San Diego County, CA Water Authority Revenue, COP, Refunding, Series A, 5.750% due 5/1/12	646,386

			3,691,186

		TOTAL MUNICIPAL BONDS & NOTES
		(Cost — $9,860,275)	10,955,794

VARIABLE RATE DEMAND NOTE (b) — 2.6%
Water & Sewer — 2.6%
300,000	VMIG I	California State Series A-1, MBIA-Insured, 1.800% due 5/1/33 (Cost — $300,000) (b)	300,000

		TOTAL INVESTMENTS — 98.0% (Cost — $10,160,275*)	11,255,794
		Other Assets in Excess of Liabilities — 2.0%	223,754

		TOTAL NET ASSETS — 100.0%	$11,479,548

(a)	All securities are rated by Moody's Investors Service.
(b)	Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than seven days notice.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 14 and 15 for definitions of ratings and certain abbreviations.

See Notes to Schedule of Investments.

SALOMON NEW YORK TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

MUNICIPAL BONDS & NOTES — 97.9%
Education — 28.9%
		New York State Dormitory Authority Revenue:
$3,000,000	A1	AMBAC-Insured, 5.750% due 7/1/18	$3,592,890
1,000,000	Aaa	Columbia University, Series B, 5.375% due 7/1/15	1,134,070
2,000,000	A3	Court Facilities, Series A, 5.000% due 5/15/08	2,156,480
2,000,000	AA-*	Mental Health Services Facilities, Series C-1, 5.000% due 2/15/07	2,127,160
825,000	Aaa	Municipal Health Facilities Program, Series 1, FSA-Insured, 5.500% due 1/15/14	923,216
1,000,000	A+*	Municipal Building Bank Agency, Special School Purpose Revenue,
		Series C, 5.500% due 6/1/16	1,114,970
		New York University, Series A, MBIA-Insured:
1,000,000	Aaa	5.750% due 7/1/15	1,188,070
6,300,000	Aaa	5.750% due 7/1/27	7,443,324
2,500,000	Aaa	North Shore University Hospital, 5.500% due 11/1/14	2,914,350
1,500,000	Aaa	School District Financing Program, Series A, 5.750% due 10/1/17	1,731,180
		State University:
1,070,000	Aaa	Adult Facilities, Series C, 5.750% due 5/15/17	1,282,235
		Dormitory Facilities:
1,160,000	A1	Series A, 6.000% due 7/1/15	1,338,652
1,515,000	Aaa	Series C, MBIA-Insured, 5.750% due 7/1/13	1,718,752
2,030,000	A3	Education Facilities Series B, 5.250% due 5/15/13	2,276,036

			30,941,385

General Obligation — 7.0%
		New York City, NY:
2,000,000	Aaa	Series A, 5.000% due 8/1/09	2,174,820
		Series B:
1,000,000	Aa2	5.625% due 12/1/13	1,126,020
2,450,000	Aa2	5.750% due 8/1/14	2,736,013
1,250,000	Aaa	Puerto Rico Commonwealth, Refunding, Public Improvement,
		Series A, MBIA Insured, 5.500% due 7/1/16	1,473,050

			7,509,903

Highway/Tolls — 20.1%
		New York State Thruway Authority:
1,000,000	Aaa	Highway & Bridge Transportation Fund, Refunded, Series C,
		AMBAC-Insured, 5.500% due 4/1/15	1,129,350
5,275,000	Aa3	Refunded, Series E, 5.250% due 1/1/13	5,729,019
		Service Contract Revenue, Local Highway & Bridge:
1,100,000	A3	5.500% due 4/1/14	1,235,355
4,370,000	Aaa	Series B, 5.375% due 4/1/13	4,776,628
2,995,000	A3	Unrefunded, 6.000% due 4/1/11	3,302,736
		Puerto Rico Commonwealth Highway & Transportation Authority,
		Highway Revenue, Refunded:
		MBIA-Insured:
1,000,000	Aaa	Series X, 5.500% due 7/1/15	1,175,730
2,000,000	Aaa	Series Z, 6.250% due 7/1/14	2,465,340
1,500,000	Aaa	Series G, FGIC-Insured, 5.250% due 7/1/16	1,681,680

			21,495,838

See Notes to Schedule of Investments.

SALOMON NEW YORK TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Housing — 10.2%
		New York City Housing Development Corp., MFH Revenue:
$655,000	Aa2	Series A, 5.625% due 5/1/12	$664,838
1,645,000	Aa2	Series E, SONYMA-Insured, 6.100% due 11/1/19	1,767,717
		New York State HFA:
3,155,000	Aaa	Refunded, State University Construction, Series A, 7.900% due 11/1/06	3,355,059
3,200,000	Aa1	New York State Mortgage Agency Revenue, AMT, Home Owner Mortgage,
		Series 71, 5.350% due 10/1/18	3,288,352
1,640,000	Aaa	Schenectady New York Industrial Development Agency, Civic Facility Revenue,
		(Union College Project) Series A, 5.500% due 7/1/16	1,842,261

			10,918,227

Power — 1.6%
1,500,000	Aaa	Long Island Power Authority, NY Electric System Revenue,
		Series C, MBIA/IBC-Insured, 5.500% due 9/1/21	1,668,315

Sales Tax — 9.9%		New York City, NY, Transitional Finance Authority, Future Tax Secured:
		Series A:
5,000,000	Aa2	5.750% due 2/15/16	5,633,900
1,685,000	Aa2	5.500% due 11/15/17	1,909,661
580,000	Aa2	Unrefunded, 5.750% due 2/15/14	655,667
1,155,000	Aa2	Series B, 5.375% due 2/1/15	1,294,455
1,000,000	Aa2	Series C, 5.875% due 11/1/14	1,142,230

			10,635,913

State Agencies — 5.7%
		New York State Local Assistance Corp., Revenue Refunding:
3,000,000	A1	Series C, 5.500% due 4/1/17	3,474,210
2,255,000	A1	Series E, 6.000% due 4/1/14	2,656,954

			6,131,164

Transportation — 14.2%
		Metropolitan Transportation Authority, NY:
2,300,000	AAA*	Commuter Facilities Revenue, Series A, FSA-Insured, 5.125% due 7/1/17	2,596,102
2,500,000	Aaa	Refunded, Series A, AMBAC-Insured, 5.500% due 11/15/15	2,846,550
		Service Contract, Series O:
1,000,000	A3	Commuter Facilities Revenue, 5.750% due 7/1/13	1,149,530
		Transportation Facilities Revenue:
1,000,000	Aaa	5.500% due 7/1/17, MBIA/IBC — Insured	1,172,110
3,000,000	A3	5.750% due 7/1/13	3,448,590
		New York City Transit Authority, MTA, Cop (Triborough Bridge)
		Series A, AMBAC-Insured:
2,500,000	Aaa	5.625% due 1/1/14	2,864,725
1,000,000	Aaa	5.625% due 1/1/15	1,145,890

			15,223,497

See Notes to Schedule of Investments.

SALOMON NEW YORK TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Water & Sewer — 0.3%
$290,000	Aaa	New York State Environmental Facilities Corp., Pollution Control Revenue,
		State Water Revolving Fund, Series A, 7.500% due 6/15/12	$291,885

		TOTAL MUNICIPAL BONDS & AND NOTES
		(Cost — $97,445,684)	104,816,127

VARIABLE RATE DEMAND NOTE (b) — 0.8%
800,000	VMIG 1	New York, NY Sub-Series H-2, MBIA Insured, 1.700% due 8/1/13
		(Cost — $800,000)	800,000

		TOTAL INVESTMENTS — 98.7% (Cost — $98,245,684**)	105,616,127
		Other Assets in Excess of Liabilities — 1.3%	1,426,122

		TOTAL NET ASSETS — 100.0%	$107,042,249

(a)	All ratings are by Moody's Investors Service, except for those identified by an asterisk (*), which are rated by Standard &Poor's.
(b)	Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than seven days notice.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 14 and 15 for definitions of ratings and certain abbreviations.

See Notes to Schedule of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK — 99.4%
CONSUMER DISCRETIONARY — 17.3%
Auto Components — 1.9%
7,000	American Axle & Manufactiring Holdings, Inc.	$204,820
4,200	Borg Warner Inc.	181,818

		386,638

Hotels, Restaurants & Leisure — 6.5%
7,380	GTECH Holdings Corp.	186,862
4,200	Landry's Restaurants, Inc.	114,618
3,500	Mandalay Resort Group	240,275
10,555	Outback Steakhouse, Inc.	438,349
6,900	Station Casinos Inc.	338,376

		1,318,480

Household Durables — 0.8%
1,933	Mohawk Industries Inc.(a)	153,461

Media — 3.3%
6,900	Cox Radio, Inc., Class A Shares (a)	102,948
2,000	The E.W. Scripps Co.	95,560
6,700	Lamar Advertising Co., Class A Shares (a)	278,787
200	The Washington Post Co., Class B Shares	184,000

		661,295

Multi-line Retail — 0.7%
2,550	The Neiman Marcus Group, Inc., Class A Shares (a)	146,625

Specialty Retail — 4.1%
2,900	Chico's FAS, Inc. (a)	99,180
2,300	O'Reilly Automotive, Inc. (a)	88,067
7,400	PETsMART, Inc.	210,086
7,600	Tiffany & Co.	233,624
5,400	Williams-Sonoma, Inc. (a)	202,770

		833,727

	TOTAL CONSUMER DISCRETIONARY	3,500,226

CONSUMER STAPLES — 5.6%
Beverages — 0.9%
9,700	Coca-Cola Enterprises Inc.	183,330

Food Products — 2.7%
14,710	Hormel Foods Corp.	393,934
3,300	The J.M. Smucker Co.	146,553

		540,487

Household Products — 2.0%
14,400	Church & Dwight Co., Inc.	404,064

	TOTAL CONSUMER STAPLES	1,127,881

See Notes to Schedule of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

ENERGY — 7.1%
Energy Equipment & Services — 5.6%
10,500	Core Laboratories N.V. (a)	$258,195
10,600	Patterson-UTI Energy, Inc.	202,142
3,500	Precision Drilling Corp. (a)	201,250
10,400	Rowan Cos., Inc. (a)	274,560
3,200	Smith International, Inc. (a)	194,336

		1,130,483

Oil & Gas — 1.5%
3,600	Murphy Oil Corp.	312,372

	TOTAL ENERGY	1,442,855

FINANCIALS — 20.1%
Banks — 8.6%
3,800	Banknorth Group, Inc.	133,000
7,800	CVB Financial Corp.	173,316
2,000	City National Corp.	129,900
3,240	Commerce Bancshares, Inc.	155,812
6,485	Compass Bancshares, Inc.	284,173
3,300	Independence Community Bank	128,865
3,600	Popular, Inc.	94,680
11,200	Sovereign Bancorp, Inc.	244,384
3,200	TCF Financial Corp.	96,928
5,100	UnionBanCal Corp.	301,971

		1,743,029

Diversified Financials — 3.6%
2,900	IndyMac Bancorp, Inc.	104,980
7,200	Legg Mason, Inc.	383,544
6,900	SEI Investments Co.	232,392

		720,916

Insurance — 7.9%
3,000	Mercury General Corp.	158,670
3,800	Philadelphia Consolidated Holding Corp. (a)	209,456
9,900	Platinum Underwriters Holdings, Ltd.	289,872
7,600	Scottish Re Group Ltd.	160,892
5,700	StanCorp Financial Group, Inc.	405,840
200	White Mountains Insurance Group Ltd.	105,200
7,200	Willis Group Holdings Ltd.	269,280

		1,599,210

	TOTAL FINANCIALS	4,063,155

See Notes to Schedule of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

HEALTHCARE — 10.9%
Biotechnology — 1.1%
4,300	Gilead Sciences, Inc. (a)	$160,734
3,900	Millennium Pharmaceuticals, Inc. (a)	53,469

		214,203

Healthcare Equipment & Supplies — 5.4%
1,400	C.R. Bard, Inc.	79,282
4,900	DENTSPLY International Inc.	254,506
5,600	Edwards Lifesciences Corp. (a)	187,600
5,200	Respironics Inc.(a)	277,888
1,400	St. Jude Medical, Inc. (a)	105,378
5,700	STERIS Corp. (a)	125,058
2,000	Varian Medical Systems, Inc. (a)	69,140

		1,098,852

Healthcare Providers & Services — 1.1%
3,500	Apria Healthcare Group Inc. (a)	95,375
5,000	Community Health Systems Inc. (a)	133,400

		228,775

Pharmaceuticals — 3.3%
5,178	Barr Pharmaceuticals Inc. (a)	214,525
10,200	Medicis Pharmaceutical Corp., Class A Shares	398,208
1,000	Sepracor Inc. (a)	48,780

		661,513

	TOTAL HEALTHCARE	2,203,343

INDUSTRIALS — 17.7%
Aerospace & Defense — 1.1%
3,708	Alliant Techsystems Inc. (a)	224,334

Airlines — 1.0%
9,525	JetBlue Airways Corp. (a)	199,263

Commercial Services & Supplies — 7.4%
5,600	ARAMARK Corp., Class B Shares	135,184
2,600	CheckFree Corp. (a)	71,942
2,300	ChoicePoint Inc.(a)	98,095
11,500	DST Systems, Inc.(a)	511,405
3,300	Education Management Corp. (a)	87,912
4,200	Equifax Inc.	110,712
2,800	Manpower Inc.	124,572
3,000	R.R. Donnelley & Sons Co.	93,960
10,000	Robert Half International Inc.	257,700

		1,491,482

See Notes to Schedule of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Construction & Engineering — 0.2%
1,700	Granite Construction Inc.	$40,630

Electrical Equipment — 0.2%
1,200	Tecumseh Products Co., Class A Shares	50,244

Industrial Conglomerates — 3.4%
5,945	Carlisle Cos. Inc.	380,064
4,800	Textron Inc.	308,496

		688,560

Machinery — 2.8%
3,500	Actuant Corp., Class A Shares (a)	144,235
9,450	IDEX Corp.	320,922
4,500	Timken Co.	110,790

		575,947

Road & Rail — 1.6%
16,400	Werner Enterprises, Inc.	316,684

	TOTAL INDUSTRIALS	3,587,144

INFORMATION TECHNOLOGY — 12.3%
Communications Equipment — 2.6%
11,900	Avaya Inc. (a)	165,886
7,022	Juniper Networks Inc. (a)	165,719
4,300	Plantronics, Inc.	185,932

		517,537

Computers & Peripherals — 1.1%
6,500	Electronics for Imaging, Inc. (a)	105,560
4,200	SanDisk Corp. (a)	122,304

		227,864

Electronic Equipment & Instruments — 2.5%
4,400	Amphenol Corp., Class A Shares (a)	150,744
1,800	Arrow Electronics, Inc. (a)	40,644
5,000	Diebold, Inc.	233,500
7,600	Plexus Corp. (a)	83,904

		508,792

Semiconductor Equipment & Products — 2.5%
11,100	Applied Micro Circuits Corp. (a)	34,743
4,600	Cymer, Inc. (a)	131,836
4,500	LSI Logic Corp. (a)	19,395
4,300	Micrel, Inc. (a)	44,763
2,600	Novellus Systems, Inc. (a)	69,134
4,300	Silicon Laboratories Inc. (a)	142,287
3,930	Teradyne, Inc. (a)	52,662

		494,820

See Notes to Schedule of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Software — 3.6%
3,040	Mercury Interactive Corp. (a)	$106,035
21,800	Quest Software, Inc. (a)	242,416
5,960	Synopsys, Inc. (a)	94,347
33,600	TIBCO Software Inc. (a)	285,936

		728,734

	TOTAL INFORMATION TECHNOLOGY	2,477,747

MATERIALS — 3.9%
Chemicals — 1.8%
2,200	FMC Corp. (a)	106,854
7,500	Lubrizol Corp.	259,500

		366,354

Construction Materials — 0.7%
2,700	Vulcan Materials Co.	137,565

Containers & Packaging — 1.4%
4,700	AptarGroup, Inc.	206,658
2,700	Sonoco Products Co.	71,388

		278,046

	TOTAL MATERIALS	781,965

TELECOMMUNICATION SERVICES — 1.1%
Wireless Telecommunication Services — 1.1%
2,600	Telephone & Data Systems, Inc.	218,842

UTILITIES — 3.4%
Electric Utilities — 1.1%
7,100	Wisconsin Energy Corp.	226,490

Gas Utilities — 0.8%
4,700	Sempra Energy	170,092

Multi-Utilities — 1.5%
5,500	SCANA Corp.	205,370
4,800	Westar Energy, Inc.	96,960

		302,330

	TOTAL UTILITIES	698,912

	TOTAL COMMON STOCK (Cost — $16,991,313)	20,102,070

See Notes to Schedule of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT		VALUE

REPURCHASE AGREEMENT — 1.1%
$221,000	State Street Bank and Trust Co., dated 9/30/04, 1.60% due 10/1/04;
	Proceeds at maturity $221,010; (Fully collateralized by Federal
	Home Loan Mortgage Association Notes, 2.875% due 12/29/06;
	Market value — $226,272) (Cost — $221,000)	$221,000

	TOTAL INVESTMENTS — 100.5% (Cost — $17,212,313*)	20,323,070
	Liabilities in Excess of Other Assets — (0.5)%	(97,316)

	TOTAL NET ASSETS — 100.0%	$20,225,754

(a)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 14 and 15 for definitions of ratings and certain abbreviations.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s’’) — Ratings from “AA’’ to “CCC’’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA’’ have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA’’ have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A’’ have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB’’ are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB’’ “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s’’) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa’’ to “Caa,’’ where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa’’ are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.’’ Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa’’ are judged to be of high quality by all standards. Together with the “Aaa’’ group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A’’ possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa’’ are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ABAG — Association of Bay Area Governments
ACA – American Capital Assurance
AIG — American International Guaranty
AMBAC — Ambac Assurance Corporation
BAN — Bond Anticipation Notes
BIG — Bond Investors Guaranty
CBI — Certificate of Bond Insurance
CGIC — Capital Guaranty Insurance Company
CHFCLI — California Health Facility Construction Loan Insurance
CONNIE LEE — College Construction Loan Insurance Association
COP — Certificate of Participation
EDA — Economic Development Authority
EDR — Economic Development Revenue
ETM — Escrowed To Maturity
FGIC — Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FLAIRS — Floating Adjustable Interest Rate Securities
FNMA — Federal National Mortgage Association
FRTC — Floating Rate Trust Certificates
FSA — Financial Security Assurance
GIC — Guaranteed Investment Contract
GNMA — Government National Mortgage Association
GO — General Obligation
HDC — Housing Development Corporation
HFA — Housing Finance Authority
IDA — Industrial Development Authority
IDB — Industrial Development Board
IDR — Industrial Development Revenue
INFLOS — Inverse Floaters
ISD — Independent School District
LOC — Letter of Credit
MBIA — Municipal Bond Investors Assurance Corporation
MFH — Multi-Family Housing
MVRICS — Municipal Variable Rate Inverse Coupon Security
PCR — Pollution Control Revenue
PSF — Permanent School Fund
RAN — Revenue Anticipation Notes
RIBS — Residual Interest Bonds
RITES — Residual Interest Tax-Exempt Securities
TAN — Tax Anticipation Notes
TECP — Tax-Exempt Commercial Paper
TOB — Tender Option Bonds
TRAN — Tax and Revenue Anticipation Notes
SYCC — Structured Yield Curve Certificate
VA — Veterans Administration
VRDD — Variable Rate Daily Demand
VRWE — Variable Rate Wednesday Demand
XLCA — XL Capital Assurance Inc.

* Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedules of Investments (unaudited)

Note 1.      Organization and Significant Accounting Policies

Salomon Brothers National Tax Free Bond Fund (“National Tax Free Bond Fund”), Salomon Brothers California Tax Free Bond Fund (“California Tax Free Bond Fund”) and Salomon Brothers New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) are separate non-diversified series of Salomon Funds Trust (“Trust”), a Massachusetts business trust. Salomon Brothers Mid Cap Fund (“Mid Cap Fund”) is a separate diversified series of the Trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting policies (“GAAP”):

(a) Investment Security Valuations. Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at closing prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. "Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts". Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Board of Trustees.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions. Investment transactions are accounted for on the trade date.

Note 2.      Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	National Tax Free	California Tax free	New York Tax Free
	Bond Fund	Bond Fund	Bond Fund	Mid Cap Fund

Gross unrealized appreciation	$2,873,307	$1,095,519	$7,498,770	$3,790,348
Gross unrealized depreciation	(29,354)	—	(128,327)	(679,591)

Net unrealized appreciation	$2,843,953	$1,095,519	$7,370,443	$3,110,757

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

        Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Funds Trust

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 29, 2004

By	/s/ FRANCES M. GUGGINO

Frances M. Guggino
Chief Financial Officer

Date: November 29, 2004